Shareholder Report, Holdings (Details) - C000238923 [Member]	Oct. 31, 2024
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%